IBEW NECA Employees Benefit Conference January 24, 2024

127,839 232,644 206.0 M $19.2 B $45.6 B $21.2 B $10.7 B 598 housing and healthcare units, with 67% affordable housing total jobs generated across communities hours of on - site union construction work created in personal income, including wages and benefits with $9.8B for construction workers in total economic benefits in total development cost in HIT Investment, including New Markets Tax Credit (NMTC) allocations Projects Successful track record as a fixed income impact investor NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2023 . Economic impact data is in 20 22 dollars and all other figures are nominal . Ventana Residences San Francisco, CA Granada Senior Apartments San Antonio, TX Ladder 260 Minneapolis, MN 311 West 42 nd Street Manhattan, NY HIT’s Long History of Impact Investing 1

HIT Investment Cycle Union Plans Invest in HIT Union plans make investments in the HIT, generating a competitive return, current work hours for their members and sustainable community impacts HIT Finances Projects HIT investments support development and rehabilitation of multifamily housing – impacting local communities and supporting additional economic development, Makes Construction - related Investments Construction - related investments help achieve competitive returns for its investors, while all construction work must be performed utilizing union labor. Generates Union Work and Community Jobs Construction projects create quality union construction jobs and additional jobs and impacts for the local communities beyond the job site. 2 Union Plans Invest in HIT HIT Finances Projects Construction - related Investments Union Work and Community Jobs Union Workers Contribute to Pension Funds Union Workers Contribute to Pension Funds For each hour of work, workers contribute to pension plans, providing more capital to be invested and the cycle continues

Work Generated for IBEW Members Estimated Hours of Work on HIT Projects, Since Inception* 31.3M Total hours of IBEW work generated 206.0M Total hours of union work generated 3 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2023 . Economic impact data is in 20 22 dollars and all other figures are nominal .

Projects Committed/In Construction as of December 31, 2023 Projects 40 Cities represented across 10 states 19 Housing units, with 55% affordable housing 6,534 Invested or allocated $1.2 B in total development cost $3.1 B in total economic impacts $6.2 B Hours of on - site union construction work created 23.1 M *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2023 . Economic impact data is in 20 22 dollars and all other figures are nominal . 4

HIT’s Footprint Since Inception *Source : HIT, b ased on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2023 . 5 Projects 598 States + DC 30 Cities 199

The Multiplier Effect Direct Impacts Result from construction of the projects Indirect Impacts Secondary jobs are created as firms supply goods and services to firms engaged in the construction effort Induced Impacts Additional secondary effects as workers employed by firms related to the construction process spend their income in local communities 6

HIT Investment $55.0 Million Total Dev. Cost $543.3 Million % Affordable 20% 400 Lake Shore Drive – Chicago, IL Sample HIT Investment Sources of Capital 10% 41% 8% 41% Equity LIHTC Additional Debt HIT Investment 7

HIT Investment $30.1 Million Total Dev. Cost $194.2 Million % Affordable 100% Mildred Hailey 1A & 1B – Boston, MA Sample HIT Investment Sources of Capital 15% 4% 50% 29% 2% Equity Public Capital LIHTC Additional Debt HIT Investment 8

HIT Investment $4.1 Million Total Dev. Cost $30.2 Million % Affordable 100% Sources of Capital 14% 36% 50% Public Capital LIHTC HIT Investment 9 Grace Manor Apartments – Chicago, IL Sample HIT Investment

Interest Rate Environment Economic Indicators 10 0.121 0.361 0.643 0.913 1.645 4.250 3.847 3.881 3.879 4.028 0 1 2 3 4 5 2 5 7 10 30 12/31/2020 12/31/2023 Treasury Yield Curve 2024 Forecast 12/31/2023 12/31/2020 1.4% 2.6%* - 1.1% GDP (seasonally adj. annual rate) 4.1% 3.7% 6.7% Unemployment Rate 2.4% 3.2%** 1.6% Core Inflation (Personal Consumption Expenditures Less Food and Energy (Core PCE)) yearly basis 4.6% 5.25% 0% Federal Funds Rate Lower Limit Source: Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board * Forecast ** As of Nov. 2023

Emerging from a Low - rate Environment 11 Source: Bloomberg 0 1 2 3 4 5 6 7 8 9 Dec-90 Dec-93 Dec-96 Dec-99 Dec-02 Dec-05 Dec-08 Dec-11 Dec-14 Dec-17 Dec-20 Dec-23 Percent 10 - year US Treasury

Source: Bureau of Labor Statistics Inflation slow to recede, shelter prices still elevated CPI Breakdowns: YOY% Change 12 CPI Breakdowns: YOY% Change 2023 - Dec 2023 - Nov 2023 - Oct 2023 - Sep 2023 - Aug 2023 - Jul 2023 - Jun 2023 - May 2023 - Apr 2023 - Mar 2023 - Feb 2023 - Jan 2022 - Dec 3.4 3.1 3.2 3.7 3.7 3.2 3.0 4.0 4.9 5.0 6.0 6.4 6.5 All Items 3.9 4.0 4.0 4.1 4.3 4.7 4.8 5.3 5.5 5.6 5.5 5.6 5.7 All Items less Food and Energy 2.7 2.9 3.3 3.7 4.3 4.9 5.7 6.7 7.7 8.5 9.5 10.1 10.4 Food 1.3 1.7 2.1 2.4 3.0 3.6 4.7 5.8 7.1 8.4 10.2 11.3 11.8 Food at Home 5.2 5.3 5.4 6.0 6.5 7.1 7.7 8.3 8.6 8.8 8.4 8.2 8.3 Food away from home - 2.0 - 5.4 - 4.5 - 0.5 - 3.6 - 12.5 - 16.7 - 11.7 - 5.1 - 6.4 5.2 8.7 7.3 Energy - 2.9 - 9.8 - 6.2 2.2 - 4.2 - 20.3 - 26.8 - 20.4 - 12.6 - 17.0 - 1.4 2.8 0.4 Energy commodities - 1.9 - 8.9 - 5.3 3.0 - 3.3 - 19.9 - 26.5 - 19.7 - 12.2 - 17.4 - 2.0 1.5 - 1.5 Gasoline 0.0 - 0.9 - 2.1 - 2.3 - 1.9 - 1.3 - 0.7 0.1 - 0.3 - 1.8 - 3.2 - 2.3 - 0.9 Transportation less fuel 1.0 1.3 1.9 2.5 2.9 3.5 4.1 4.7 5.4 6.1 5.8 5.8 5.9 New cars - 1.3 - 3.8 - 7.1 - 8.0 - 6.6 - 5.6 - 5.2 - 4.2 - 6.6 - 11.2 - 13.6 - 11.6 - 8.8 Used cars - 9.4 - 12.1 - 13.2 - 13.4 - 13.3 - 18.6 - 18.9 - 13.4 - 0.9 17.7 26.5 25.6 28.5 Airfare 6.2 6.5 6.7 7.2 7.3 7.7 7.8 8.0 8.1 8.2 8.1 7.9 7.5 Shelter 6.5 6.9 7.2 7.4 7.8 8.0 8.3 8.7 8.8 8.8 8.8 8.6 8.3 Rent of primary residence 6.3 6.7 6.8 7.1 7.3 7.7 7.8 8.0 8.1 8.0 8.0 7.8 7.5 Owners' equivalent rent 1.0 1.1 2.6 2.3 3.1 3.2 3.1 3.5 3.6 3.3 3.3 3.1 2.9 Apparel - 0.5 - 0.9 - 2.0 - 2.6 - 2.1 - 1.5 - 0.8 - 0.1 0.4 1.0 2.1 3.0 4.1 Medical Care Service - 0.6 - 0.7 - 1.2 - 0.2 0.3 0.4 0.5 - 0.1 0.3 0.5 1.2 1.7 1.7 Physicians' services 5.5 6.3 5.4 4.5 3.0 3.1 4.1 3.7 2.9 2.7 3.6 4.0 4.4 Hospital services 4.7 5.0 4.7 4.2 4.5 4.1 4.2 4.4 4.0 3.6 3.2 3.4 3.2 Medical Care Commodities - 1.2 - 0.6 - 0.4 0.2 - 0.1 1.0 2.0 2.7 2.9 3.2 2.9 3.3 4.1 Recreation Commodities - 2.5 - 1.8 - 1.2 - 0.1 - 1.2 - 0.5 - 0.9 - 0.9 0.0 1.1 1.1 1.5 3.5 Sporting goods - 7.2 - 7.9 - 7.1 - 7.3 - 8.1 - 7.8 - 7.1 - 6.9 - 8.3 - 10.2 - 10.5 - 10.3 - 10.1 Ed. & Info Tech Commodities - 3.6 - 4.8 - 3.2 - 2.5 - 3.4 - 3.0 - 2.7 - 1.3 0.3 0.7 2.6 2.2 5.4 Education books and supplies - 7.6 - 8.3 - 7.6 - 7.9 - 8.7 - 8.5 - 7.7 - 7.6 - 9.4 - 11.5 - 12.0 - 11.7 - 11.8 Information tech commodities - 3.6 - 4.6 - 5.7 - 5.2 - 5.0 - 4.9 - 5.2 - 4.2 - 5.1 - 5.8 - 5.6 - 6.2 - 5.8 Computers - 9.9 - 8.1 - 8.5 - 9.3 - 10.2 - 7.3 - 6.5 - 2.8 - 1.9 - 1.0 - 1.5 - 2.9 - 3.1 Computers software - 14.4 - 14.0 - 12.0 - 15.4 - 17.2 - 17.6 - 16.1 - 15.3 - 20.0 - 23.9 - 25.1 - 23.9 - 22.2 Smartphones

Source: U.S. Census, Joint Center for Housing Studies of Harvard University, Rentcafe.com, Apartmentlist.com Notes: Low - rent units have contract rents under $600. Rents are inflated to 2021 dollars using the CPI - U for All Items Less Shel ter. No - cash units are excluded • Renter households are struggling under higher prices as the number of low - cost rentals continues to decline • 60% of the new units built from 2020 to 2022 are accessible to only 41% of America’s renter population • A full time worker in the U.S. has to earn on average $28.58 an hour to rent a modest two bedroom in their area The Supply of Low - Cost Rentals Continues to Decline 0 5 10 15 20 25 30 0 2 4 6 8 10 12 2011 2012 2013 2014 2015 2016 2017 2018 2019 2021 Share of Rental Stock (Percent) Low - Rent Units (Millions) Number of Units Renting for Under $600 per Month Low-Rent Units as Share of Rental Stock (Right scale) The U.S. is Facing a Housing Affordability Crisis 13

Source: Joint Center for Housing Studies of Harvard University, Rentcafe.com, Apartmentlist.com • Housing affordability continued to erode in the third quarter of 2023 due to higher mortgage rates and home prices • Historically low number of homes for sale led to rising home prices in 171 of the 177 metro areas this year, making home ownership out of reach for most new households • With home prices near record highs for new and existing home sales, multifamily housing should continue to be in high demand • Apartment rents still near historic highs despite softening towards the end of 2023 Apartment Rents Still Near Historic Highs Strong Multifamily Housing Demand $1,000 $1,050 $1,100 $1,150 $1,200 $1,250 $1,300 $1,350 $1,400 $1,450 $1,500 Dec-17 Jun-18 Dec-18 Jun-19 Dec-19 Jun-20 Dec-20 Jun-21 Dec-21 Jun-22 Dec-22 Jun-23 Dec-23 14

What Housing Presents to Labor: Need Across the entire country there is a need for more housing, especially affordable Opportunity Investments can generate higher yields in higher interest rate environment Risk Lack of housing can lead to inability to attract and/or maintain workers 15

Labor’s Power Capital Products that invest in a responsible way offer opportunities to leverage capital for greater impact Voice Can advocate for: • housing policies • labor standards tied to government programs • responsible contractor policies 16

Opportunities in the Current Environment Impact Investing Investments that align with unions’ interests and positively impact members Fixed Income Fixed income investments can generate higher yield in higher interest rate environment Rental Housing High mortgage rates means homebuying out of reach 17

$6.6 billion investment grade fixed - income portfolio Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 Socially responsible investment vehicle Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) Diverse leadership team with average 28 years experience, 19 years at HIT Record of consistent and competitive returns As of December 31 , 2023 Affordable housing creation and preservation Union construction jobs creation Successful ESG record generating economic impacts that benefit underserved communities Focus on high credit quality multifamily mortgage securities Higher income with superior credit quality and similar interest rate risk Provides diversification versus other core strategies and liquidity Overview Long History and Track Record Active Impact Investing Investment Strategy Summary of the HIT 18

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . This presentation provides information about projects financed by the HIT . Projects that were pre - or under construction as of the date of this report are included until they reach permanent loan status . The projects referenced on this presentation may not reflect HIT’s current portfolio for any or all of the following reasons : (i) the assets related to the project(s) referenced on this graphic may no longer be held in the HIT’s current portfolio ; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this presentation ; and (iii) this presentation is not a complete list of all the projects financed by the HIT as of the date of this report . Chang Suh, CFA CEO and Chief Investment Officer csuh@aflcio - hit.com 19